Expense Example, No Redemption - Retail Class - Transamerica Short-Term Bond	A 1 year	A 3 years	A 5 years	A 10 years	C 1 year	C 3 years	C 5 years	C 10 years	I 1 year	I 3 years	I 5 years	I 10 years	R6 1 year	R6 3 years	R6 5 years	R6 10 years
USD ($)	322	474	641	1,122	153	474	818	1,791	53	167	291	653	43	135	235	530